Related Party Transactions - Transactions with Significant Shareholders, their Affiliates and Other Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Sales & other services	$ 5	$ 2
Other purchases	21	$ 18	$ 15
Accounts receivable	$ 1		2
Accounts payable			$ 52